Significant Accounting Policies: Inventory (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Inventory

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of December 31, 2013, 2012 and 2011 (zero) and consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $383,799 (net of $-0- allowance ), $221,548 (net of $-0- allowance) and $473,451 (net of $25,000 allowance), respectively. The Company does not have any work in progress.